Financial Instruments and Fair Value Measurements - Senior Notes and Credit Facilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	$ 531,632	$ 3,887,773
7.25% Senior Unsecured Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value		51,080	$ 100,367
Debt instrument - carrying value, net of financing fees		129,844	226,655
$462 million Senior Secured Credit Facility
Senior notes and credit facilities:
Debt instrument description	LIBOR
$450 million Senior Secured Term Loan Facility
Senior notes and credit facilities:
Debt instrument - estimated fair value	$ 456,000
Drill Rigs Senior Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value		201,129	357,431
Debt instrument - carrying value, net of financing fees		457,745	601,845
$1.9 billion Secured Term Loan B Facility
Senior notes and credit facilities:
Debt instrument - estimated fair value		1,156,958	427,168
Debt instrument - carrying value, net of financing fees		1,804,272	1,814,746
1.3 billion Senior Secured Term Loan B Facility
Senior notes and credit facilities:
Debt instrument - estimated fair value		1,002,304	628,242
Debt instrument - carrying value, net of financing fees		$ 1,248,747	$ 1,257,484